UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Updated June 27, 2024

Item 1. Reports to Stockholders.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

Annual shareholder report July 31, 2025

Carbon Collective Climate Solutions U.S. Equity ETF

TICKER: CCSO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Climate Solutions U.S. Equity ETF	$39	0.35%

Cumulative Performance

Carbon Collective Climate Solutions U.S. Equity ETF - at NAV - $12,007
S&P 500® Total Return Index - $16,962
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
9/19/2022
12/31/2022
4/30/2023
8/31/2023
12/31/2023
4/30/2024
8/31/2024
12/31/2024
4/30/2025
7/31/2025

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 Year	Since Inception (9/19/22)
Carbon Collective Climate Solutions U.S. Equity ETF - at NAV	21.04%	6.60%
S&P 500® Total Return Index	16.33%	20.27%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccso/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund performed strongly, gaining 21.04% to the S&P 500®’s 16.33%.

Several key factors influenced this performance:

● Rising Electricity Demand: AI and electrification have been sharply pushing up electricity demand in the US, providing a tailwind to not just renewables but other key climate solutions like nuclear and batteries. This trend is exemplified by the fund’s top holding, GE Vernova which experienced a >200% return over this timeline.

● Surprising Political Resilience: In spite of the One Big Beautiful Bill (“OBBB”) and the Trump administration being very anti-renewables, the sectors, solar in particularly, performed well over the period. We believe this is largely due to a real vs. unknown political floor being in place, something manufacturers and employers could start to build around.

● Relatively Low Exposure to Renewables: That said, the Fund still has relatively low exposure to the “classic” climate solutions of renewable energy as these companies’ share of the overall stock market has declined significantly since 2020. So, even though certain industries such as wind energy have performed poorly, their impact was mitigated by being relatively small holdings in the Fund.

Positioning

Energy-related climate solutions have only saw more demand during the reporting period to scale electricity output, so the Fund remains positioned within these industries. Such solutions have been one of the main viable pathways to meeting the levels of electricity generation that AI data centers are calling for and we've seen their economics improve vs. worsen for fossil fuel electricity generation.

Carbon Collective Climate Solutions U.S. Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$34,285
Number of Holdings	122
Total Advisory Fee	$108,091
Portfolio Turnover Rate	29%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown - Investments

(% of net assets)

Industrial 50.2%
Basic Materials 17.6%
Consumer, Cyclical 12.4%
Consumer, Non-cyclical 6.5%
Utilities 4.5%
Technology 4.0%
Energy 3.8%
Financial 0.3%
Communications 0.2%
Cash & Cash Equivalents 0.5%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(Percentage of Net Assets)
GE Vernova, Inc.	8.6
Quanta Services, Inc.	6.1
Johnson Controls International PLC	5.4
Carrier Global Corp.	4.5
Southern Copper Corp.	4.4
Waste Management, Inc.	3.8
Waste Connections, Inc.	3.7
Republic Services, Inc.	3.7
Nucor Corp.	3.4
Cameco Corp.	3.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccso/.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

Annual shareholder report July 31, 2025

Carbon Collective Short Duration Green Bond ETF

TICKER: CCSB (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (833) 794-0140 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Collective Short Duration Green Bond ETF	$51	0.50%

Cumulative Performance

Carbon Collective Short Duration Green Bond ETF - at NAV - $10,773
Bloomberg U.S. Aggregate Bond Index - $10,805
10,900
10,800
10,700
10,600
10,500
10,400
10,300
10,200
10,100
10,000
9,900
4/11/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 Year	Since Inception (4/11/24)
Carbon Collective Short Duration Green Bond ETF	5.24%	5.88%
Bloomberg U.S. Aggregate Bond Index	3.38%	6.12%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.carboncollectivefunds.com/ccsb/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund delivered as the Fund managers expected: a steady, up and to the right return, 5.24%, which meaningfully outpaced a money market fund, net of fees.

Several key factors influenced this performance:

● Staying Short: The Fund managers generally adopted a position to stay at the short end of the yield curve until they were paid to take on more risk.

● Staying Investment Grade: Particularly in response to Liberation Day, Investment Grade corporate credit emerged over this period as an area of lower volatility for bond holders. As this is the primary holding the fund invests in, the Fund benefited from this trend while also avoiding hits to NAV that other bond funds with higher yield exposure experienced.

● Market Volatility: There has been significant bond market volatility in response to the political events of this period. The Fund managers were able to leverage such sudden jumps in treasury markets to generate alpha for the Fund.

Positioning

With the yield curve normalizing over the period, the Fund managers had extended holdings duration as the Fund has captured more value for extra risk.

Carbon Collective Short Duration Green Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$20,764
Number of Holdings	35
Total Advisory Fee	$79,781
Portfolio Turnover Rate	100%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown - Investments

(% of net assets)

Financial
41.0%
Utilities
25.4%
Technology
12.6%
Industrial
9.4%
Consumer, Cyclical
5.8%
Energy
1.2%
Cash & Cash Equivalents
4.6%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(Percentage of Net Assets)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	7.3
Dominion Energy, Inc., 2.25%, 08/15/2031	4.8
AES Corp., 1.38%, 01/15/2026	4.7
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	4.2
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	3.9
Brookfield Finance, Inc., 2.72%, 04/15/2031	3.9
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	3.9
Micron Technology, Inc., 2.70%, 04/15/2032	3.8
Lennox International, Inc., 1.35%, 08/01/2025	3.6
Jabil, Inc., 4.25%, 05/15/2027	3.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.carboncollectivefunds.com/ccsb/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Carbon Collective Climate Solutions U.S. Equity ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Carbon Collective Short Duration Green Bond ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2025	FYE 7/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2025

Tidal Trust II

● Carbon Collective Climate Solutions U.S. Equity ETF	| CCSO	| The Nasdaq Stock Market, LLC
● Carbon Collective Short Duration Green Bond ETF	| CCSB	| The Nasdaq Stock Market, LLC

Carbon Collective ETFs

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF

July 31, 2025

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 2.2%
Amprius Technologies, Inc.(a)	4,082	$28,288
Archer Aviation, Inc. - Class A(a)	19,047	191,041
Eve Holding, Inc.(a)	9,495	61,718
Joby Aviation, Inc. (a)	27,626	460,249
Vertical Aerospace Ltd.(a)	2,896	17,724
		759,020

Auto Manufacturers - 10.1%
Hyliion Holdings Corp.(a)	5,458	8,187
Li Auto, Inc. - ADR(a)	40,871	1,066,733
Lotus Technology, Inc. - ADR(a)	21,288	43,002
Lucid Group, Inc. (a)	105,586	259,742
NIO, Inc. - ADR (a)	73,127	356,128
Polestar Automotive Holding UK PLC - ADR(a)	75,228	80,494
Rivian Automotive, Inc. - Class A(a)	39,865	513,063
Vinfast Auto Ltd.(a)	82,775	283,090
XPeng, Inc. - ADR(a)	33,563	611,182
ZEEKR Intelligent Technology Holding Ltd. - ADR(a)	8,888	250,997
		3,472,618

Auto Parts & Equipment - 0.6%
Ads-Tec Energy PLC(a)	1,593	20,470
Microvast Holdings, Inc.(a)	11,317	35,875
QuantumScape Corp.(a)	19,040	163,744
		220,089
Building Materials - 14.6%
AAON, Inc.	2,885	240,898
Apogee Enterprises, Inc.	824	34,600
Carrier Global Corp.	22,304	1,530,500
Johnson Controls International PLC	17,769	1,865,745
Lennox International, Inc.	1,273	775,257
LSI Industries, Inc.	963	17,623
Owens Corning	3,011	419,824
Tecnoglass, Inc.	1,645	128,359
		5,012,806

Chemicals - 0.2%
Daqo New Energy Corp. - ADR(a)	2,304	50,135

Commercial Services - 6.3%
Quanta Services, Inc.	5,182	2,104,566
Willdan Group, Inc.(a)	461	39,323
		2,143,889

Distribution & Wholesale - 0.8%
Hudson Technologies, Inc.(a)	1,416	13,296
LKQ Corp.	9,091	267,912
		281,208

Electric - 4.5%
Ameresco, Inc. - Class A(a)	1,632	27,613
Brookfield Renewable Corp.	6,336	232,088
Clearway Energy, Inc. - Class A	7,503	230,942

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF

July 31, 2025

Enlight Renewable Energy Ltd.(a)	15,943	392,676
Oklo, Inc. (a)	4,867	372,764
Ormat Technologies, Inc.	2,145	191,784
ReNew Energy Global PLC - Class A(a)	13,153	99,963
		1,547,830

Electrical Components & Equipment - 1.0%
Acuity, Inc.	1,098	341,863
ChargePoint Holdings, Inc.(a)	675	6,203
Novonix Ltd. - ADR (a)	6,242	7,459
		355,525

Electronics - 4.5%
Badger Meter, Inc.	1,046	197,443
Hubbell, Inc.	1,897	829,900
Itron, Inc. (a)	1,603	199,638
KULR Technology Group, Inc.(a)	1,260	6,917
NEXTracker, Inc. - Class A (a)	5,102	297,242
		1,531,140

Energy-Alternate Sources - 3.8%
Array Technologies, Inc.(a)	4,438	28,847
Ballard Power Systems, Inc.(a)	9,101	16,655
Canadian Solar, Inc. (a)	1,892	21,739
Energy Vault Holdings, Inc.(a)	4,720	5,428
Enphase Energy, Inc.(a)	4,683	151,542
Eos Energy Enterprises, Inc.(a)	8,015	45,686
First Solar, Inc.(a)	3,798	663,625
Fluence Energy, Inc.(a)	6,620	53,754
FutureFuel Corp.	1,393	5,642
Gevo, Inc.(a)	8,416	10,941
JinkoSolar Holding Co. Ltd. - ADR	2,045	44,867
Montauk Renewables, Inc.(a)	4,541	9,854
OPAL Fuels, Inc. - Class A(a)	5,283	12,521
Plug Power, Inc.(a)	33,936	50,904
Shoals Technologies Group, Inc. - Class A(a)	4,929	26,567
SolarEdge Technologies, Inc.(a)	2,081	53,398
Sunrun, Inc. (a)	7,998	82,059
XPLR Infrastructure LP	2,896	27,599
		1,311,628

Engineering & Construction - 1.5%
MYR Group, Inc.(a)	568	109,908
TopBuild Corp.(a)	1,046	387,470
		497,378

Environmental Control - 14.5%
Enviri Corp.(a)	2,474	22,266
GFL Environmental, Inc.	19,812	997,336
PureCycle Technologies, Inc.(a)	6,360	85,287
Republic Services, Inc.	5,472	1,262,117
Waste Connections, Inc.	6,840	1,276,823
Waste Management, Inc.	5,727	1,312,399
		4,956,228

Food - 0.1%
Beyond Meat, Inc.(a)	2,105	6,399

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF

July 31, 2025

Hain Celestial Group, Inc.(a)	2,939	4,614
Oatly Group AB - ADR(a)	958	14,581
SunOpta, Inc.(a)	3,859	22,498
		48,092

Home Builders - 0.6%
Installed Building Products, Inc.	999	202,088

Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,481	28,850

Internet - 0.1%
Liquidity Services, Inc.(a)	1,098	26,220

Iron & Steel - 5.9%
Commercial Metals Co.	3,948	204,744
Nucor Corp.	8,061	1,153,287
Steel Dynamics, Inc.	5,261	671,093
		2,029,124

Leisure Time - 0.1%
Livewire Group, Inc.(a)	6,317	23,689
Niu Technologies - ADR(a)	2,722	9,799
		33,488

Machinery-Construction & Mining - 10.2%
GE Vernova, Inc.	4,464	2,947,535
NANO Nuclear Energy, Inc.(a)	1,197	42,410
NuScale Power Corp.(a)	9,878	495,974
		3,485,919

Machinery-Diversified - 0.9%
GrafTech International Ltd.(a)	8,248	11,465
Watts Water Technologies, Inc. - Class A	1,184	310,587
		322,052

Metal Fabricate & Hardware - 0.8%
Metallus, Inc.(a)	1,357	21,440
Valmont Industries, Inc.	706	256,949
		278,389

Mining - 11.5%
Cameco Corp.	15,312	1,147,328
Centrus Energy Corp. - Class A(a)	555	119,547
Critical Metals Corp.(a)	2,753	10,379
Denison Mines Corp.(a)	31,769	65,762
Encore Energy Corp.(a)	8,602	22,709
Energy Fuels, Inc.(a)	7,391	67,184
ERO Copper Corp.(a)	5,131	69,371
ioneer Ltd. - ADR(a)	2,807	7,972
IperionX Ltd. - ADR(a)	998	38,902
Lithium Americas Corp.(a)	7,605	19,545
Lithium Argentina AG(a)	5,602	14,845
MAC Copper Ltd.(a)	2,889	34,755
MP Materials Corp.(a)	5,794	356,331
NexGen Energy Ltd.(a)	28,015	187,981
Sigma Lithium Corp.(a)	5,540	28,753

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Carbon Collective Climate
Solutions U.S. Equity ETF

July 31, 2025

Southern Copper Corp.	16,122	1,518,052
The Metals Co., Inc.(a)	10,493	62,328
Uranium Energy Corp.(a)	15,280	132,478
Uranium Royalty Corp.(a)	5,899	15,278
Ur-Energy, Inc.(a)	16,917	20,469
		3,939,969

Retail - 0.2%
ATRenew, Inc. - ADR(a)	6,903	21,952
Clean Energy Fuels Corp.(a)	6,910	14,027
EVgo, Inc. (a)	9,277	31,263
		67,242

Software - 4.0%
8x8, Inc.(a)	4,184	8,117
DocuSign, Inc.(a)	7,220	546,121
Kaltura, Inc.(a)	5,400	9,666
Zoom Communications, Inc.(a)	10,822	801,369
		1,365,273

Telecommunications - 0.1%
AudioCodes Ltd.	949	9,509
Preformed Line Products Co.	155	23,921
		33,430
TOTAL COMMON STOCKS (Cost $26,576,294)		33,999,630

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Investment Companies - 0.3%
HA Sustainable Infrastructure Capital, Inc.	4,267	110,814
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $108,791)		110,814

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.23%(b)	170,658	170,658
TOTAL SHORT-TERM INVESTMENTS (Cost $170,658)		170,658

TOTAL INVESTMENTS - 100.0% (Cost $26,855,743)		34,281,102
Other Assets in Excess of Liabilities - 0.0%(c)		3,508
TOTAL NET ASSETS - 100.0%		$34,284,610

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Carbon Collective Short
Duration Green Bond ETF

July 31, 2025

CORPORATE BONDS - 95.4%	Par	Value
Auto Manufacturers - 2.4%
Toyota Motor Corp., 4.45%, 06/30/2030	$500,000	$499,935

Auto Parts & Equipment - 3.4%
LG Energy Solution Ltd.
5.63%, 09/25/2026(a)	400,000	403,838
5.75%, 09/25/2028(a)	300,000	307,651
		711,489
Banks - 26.8%(b)
BNP Paribas SA, 1.68% (SOFR + 0.91%), 06/30/2027(a)	500,000	486,615
Cooperatieve Rabobank UA, 1.00% (1 yr. CMT Rate + 0.73%), 09/24/2026(a)	500,000	497,156
Fifth Third Bancorp, 1.71% (SOFR + 0.69%), 11/01/2027	500,000	482,761
JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027	800,000	814,588
M&T Bank Corp., 4.83% to 01/16/2028 then SOFR + 0.93%, 01/16/2029	500,000	503,226
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	500,000	476,766
Norinchukin Bank, 5.09%, 10/16/2029(a)	500,000	505,216
PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	500,000	500,088
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	800,000	800,854
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	500,000	501,390
		5,568,660

Building Materials - 3.6%
Lennox International, Inc., 1.35%, 08/01/2025	750,000	750,000

Computers - 3.2%
HP, Inc., 2.65%, 06/17/2031	750,000	663,625

Electric - 25.4%(b)
AES Corp., 1.38%, 01/15/2026	1,000,000	984,333
Avangrid, Inc., 3.80%, 06/01/2029	500,000	487,616
Dominion Energy, Inc., 2.25%, 08/15/2031	1,150,000	999,831
Electricite de France SA, 3.63%, 10/13/2025(a)	468,000	466,855
NextEra Energy Capital Holdings, Inc., 5.21% (SOFR + 0.80%), 02/04/2028	500,000	503,410
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,000,000	867,233
Southern Power Co., 0.90%, 01/15/2026	500,000	491,602
Wisconsin Power and Light Co., 3.95%, 09/01/2032	500,000	473,046
		5,273,926
Electronics - 3.6%
Jabil, Inc., 4.25%, 05/15/2027	750,000	745,874

Energy - Alternate Sources - 1.2%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/2028(a)	250,000	249,695

Environmental Control - 2.2%
Ambipar Lux SARL, 9.88%, 02/06/2031(a)	497,000	451,062

Investment Companies - 8.1%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	1,500,000	1,514,880
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	161,000	157,954
		1,672,834

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Carbon Collective Short
Duration Green Bond ETF

July 31, 2025

Private Equity - 3.9%
Brookfield Finance, Inc., 2.72%, 04/15/2031	900,000	812,301

REITs - 2.2%
Equinix, Inc., 1.55%, 03/15/2028	500,000	464,577

Semiconductors - 7.3%
Micron Technology, Inc., 2.70%, 04/15/2032	900,000	780,914
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030	300,000	283,886
2.50%, 05/11/2031	500,000	441,585
		1,506,385
Software - 2.1%
Autodesk, Inc., 2.40%, 12/15/2031	500,000	436,503
TOTAL CORPORATE BONDS (Cost $19,692,468)		19,806,866

SHORT-TERM INVESTMENTS - 3.7%	Shares
Money Market Funds - 3.7%
First American Government Obligations Fund - Class X, 4.23%(c)	775,048	775,048
TOTAL SHORT-TERM INVESTMENTS (Cost $775,048)		775,048

TOTAL INVESTMENTS - 99.1% (Cost $20,467,516)		20,581,914
Other Assets in Excess of Liabilities - 0.9%		182,337
TOTAL NET ASSETS - 100.0%		$20,764,251

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $3,526,042 or 17.0% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	6

Statements of Assets and Liabilities	Carbon Collective ETFs

July 31, 2025

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
ASSETS:
Investments, at value (Note 2)	$34,281,102	$20,581,914
Dividends receivable	13,370	1,284
Dividend tax reclaims receivable	267	–
Interest receivable	–	189,659
Total assets	34,294,739	20,772,857

LIABILITIES:
Payable to adviser (Note 4)	10,129	8,606
Total liabilities	10,129	8,606
NET ASSETS	$34,284,610	$20,764,251

NET ASSETS CONSISTS OF:
Paid-in capital	$28,737,758	$20,596,798
Total distributable earnings	5,546,852	167,453
Total net assets	$34,284,610	$20,764,251

Net assets	$34,284,610	$20,764,251
Shares issued and outstanding(a)	1,450,000	1,020,000
Net asset value per share	$23.64	$20.36

COST:
Investments, at cost	$26,855,743	$20,467,516

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	7

Statements of Operations	Carbon Collective ETFs

For the Year Ended July 31, 2025

	Carbon Collective Climate Solutions U.S. Equity ETF	Carbon Collective Short Duration Green Bond ETF
INVESTMENT INCOME:
Dividend income	$227,586	$54,654
Less: Dividend withholding taxes	(7,589)	–
Less: Issuance fees	(6,038)	–
Interest income	–	750,289
Less: Interest withholding taxes	–	(293)
Total investment income	213,959	804,650

EXPENSES:
Investment advisory fee (Note 4)	108,091	79,781
Total expenses	108,091	79,781
NET INVESTMENT INCOME	105,868	724,869

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (a)	(1,141,137)	60,850
Redemptions-in-kind	889,125	–
Net realized gain (loss)	(252,012)	60,850

Net change in unrealized appreciation (depreciation) on:
Investments	6,315,306	26,926

Net change in unrealized appreciation (depreciation)	6,315,306	26,926
Net realized and unrealized gain (loss)	6,063,294	87,776
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,169,162	$812,645

(a)	Includes realized gain (loss) as a result of in-kind redemptions (See Note 6 in the Notes to the Financials).

The accompanying notes are an integral part of these financial statements.	8

Statements of Changes in Net Assets	Carbon Collective ETFs

	Carbon Collective Climate Solutions U.S. Equity ETF		Carbon Collective Short Duration Green Bond ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Period ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$105,868	$122,647	$724,869	$138,477
Net realized gain (loss)	(252,012)	(290,440)	60,850	9,044
Net change in unrealized appreciation (depreciation)	6,315,306	(1,043,931)	26,926	87,472
Net increase (decrease) in net assets from operations	6,169,162	(1,211,724)	812,645	234,993

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(160,597)	(184,511)	(774,212)	(105,973)
Total distributions to shareholders	(160,597)	(184,511)	(774,212)	(105,973)

CAPITAL TRANSACTIONS:
Shares sold	1,917,235	9,384,945	9,051,331	11,525,890
Shares redeemed	(2,602,024)	(1,403,588)	–	–
ETF transaction fees (Note 8)	–	–	9,051	10,526
Net increase (decrease) in net assets from capital transactions	(684,789)	7,981,357	9,060,382	11,536,416

NET INCREASE (DECREASE) IN NET ASSETS	5,323,776	6,585,122	9,098,815	11,665,436

NET ASSETS:
Beginning of the period	28,960,834	22,375,712	11,665,436	–
End of the period	$34,284,610	$28,960,834	$20,764,251	$11,665,436

SHARES TRANSACTIONS
Shares sold	100,000	500,000	445,000	575,000
Shares redeemed	(125,000)	(75,000)	–	–
Total increase (decrease) in shares outstanding	(25,000)	425,000	445,000	575,000

(a)	Inception date of the Fund was April 11, 2024.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights	Carbon Collective Climate
Solutions U.S. Equity ETF

For a share outstanding throughout the periods presented

	Year ended July 31,		Period ended
	2025	2024	July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.63	$21.31	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	4.05	(1.62)	1.22
Total from investment operations	4.12	(1.52)	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.16)	(0.04)
Total distributions	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$23.64	$19.63	$21.31

TOTAL RETURN(d)	21.04%	-7.13%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,285	$28,961	$22,376
Ratio of expenses to average net assets(e)	0.35%	0.35%	0.35%
Ratio of tax expense to average net assets(e)	-%	-%	0.00%(g)
Ratio of operational expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	0.34%	0.53%	0.83%
Portfolio turnover rate(d)(f)	29%	18%	37%

(a)	Inception date of the Fund was September 19, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.	10

Financial Highlights	Carbon Collective Short
Duration Green Bond ETF

For a share outstanding throughout the periods presented

	Year ended July 31, 2025	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.29	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.92	0.27
Net realized and unrealized gain (loss) on investments(c)	0.11	0.18
Total from investment operations	1.03	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(0.18)
Total distributions	(0.97)	(0.18)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$20.36	$20.29

TOTAL RETURN(d)	5.24%	2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,764	$11,665
Ratio of expenses to average net assets(e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	4.54%	4.56%
Portfolio turnover rate(d)(f)	100%	83%

(a)	Inception date of the Fund was April 11, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	11

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

 NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF (“CCSO”) and Carbon Collective Short Duration Green Bond ETF (“CCSB”) (each, a “Fund,” and collectively, the “Funds”) are diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Carbon Collective Investing, LLC (“Carbon Collective” or a “Sub-Adviser”) serves as investment sub-adviser to each Fund and Artesian Capital Management (Delaware) LP (“Artesian Capital” or a “Sub- Adviser”) (collectively the “Sub-Advisers”) serves as a sub-adviser for the Carbon Collective Short Duration Green Bond ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. CCSO commenced operations on September 19, 2022. CCSB commenced operations on April 11, 2024.

The investment objective of CCSO is to seek to achieve long-term capital appreciation. The investment objective of CCSB is to seek maximum total return, consistent with preservation of capital and prudent investment management.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the -counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

12

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2025:

CCSO
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$33,999,630	$—	$—	$33,999,630
Real Estate Investment Trusts	110,814	—	—	110,814
Money Market Funds	170,658	—	—	170,658
Total Investments	$34,281,102	$—	$—	$34,281,102

CCSB
Investments	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$19,806,866	$—	$19,806,866
Money Market Funds	775,048	—	—	775,048
Total Investments	$775,048	$19,806,866	$—	$20,581,914

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

13

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for CCSO are declared and paid at least annually. Distributions to shareholders from net investment income, if any, for CCSB are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per Share. For the year ended July 31, 2025, the following reclassification adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings
CCSO	$768,605	$(768,605)
CCSB	$-	$-

During the year ended July 31, 2025, CCSO realized $768,605 in net capital gains resulting from in -kind redemptions, in which Account Participants exchanged Fund Shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

Climate Change Consideration Risk (CCSO Only). Applying climate change and other filters to the investment process may exclude securities of certain issuers for non -investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Equity Market Risk (CCSO Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed

14

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Fixed Income Risk (CCSB Only). The value of the Fund’s investments in fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed-income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

High-Yield Securities Risk (CCSB Only). Securities rated below-investment- grade are often referred to as high-yield securities or “junk bonds.” Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (CCSB Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
CCSO	0.35%
CCSB	0.50%

15

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b- 1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2025 are disclosed in the Statements of Operations.

Carbon Collective serves as investment sub-adviser to the Funds, and Artesian Capital serves as sub-adviser to CCSB, pursuant to a sub-advisory agreement between the Adviser and each Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, Carbon Collective is responsible for the day-to-day management of CCSO’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreements, Artesian Capital Management is responsible for the day-to-day management of CCSB’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. Carbon Collective is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Carbon Collective Sub -Advisory Fee”). Artesian Capital is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of CCSB’s average daily net assets (the "Artesian Capital Sub- Advisory Fee" and each a "Sub-Advisory Fee"). Carbon Collective has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by the Funds, except for the sub-advisory fee payable to Carbon Collective and Excluded Expenses. Artesian Capital has agreed to assume all or a portion of the Adviser’s obligation to pay expenses incurred by CCSB, except for the Sub-Advisory Fee payable to Artesian and Excluded Expenses. Following this agreement, Artesian Capital and Carbon Collective have agreed to split all expenses incurred. For assuming the payment obligation, the Adviser has agreed to pay the Sub- Advisers a corresponding share of profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

 NOTE 5 – SEGMENT REPORTING

16

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
CCSO	$9,112,713	$9,190,674
CCSB	23,510,385	13,200,115

For the year ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended July 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
CCSO	$1,895,281	$2,575,767
CCSB	—	—

 NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended July 31, 2025 and the prior fiscal year July 31, 2024, were as follows:

	Distributions
Fund	paid from:	July 31, 2025	July 31, 2024
CCSO	Ordinary Income	$160,597	$184,511
CCSB	Ordinary Income	$774,212	$105,973

As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

	CCSO	CCSB
Investments, at cost(a)	$27,561,174	$20,473,583
Gross tax unrealized appreciation	10,309,503	170,992
Gross tax unrealized depreciation	(3,589,575)	(62,661)
Net tax unrealized appreciation (depreciation)	6,719,928	108,331
Undistributed ordinary income (loss)	28,691	56,166

17

Notes to the Financial Statements	Carbon Collective ETFs

July 31, 2025

Undistributed long-term capital gain (loss)	—	2,956
Total distributable earnings	28,691	59,122
Other accumulated gain (loss)	(1,201,767)	—
Total distributable earnings	$5,546,852	$167,453

(a)       The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market adjustments for passive foreign investment companies.

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Funds’ next taxable year. As of the fiscal year ended July 31, 2025, the Funds had not elected to defer any late-year or post-October losses.

As of the fiscal year ended July 31, 2025, CCSO had short- term capital loss carryovers of $37,177, and long-term capital loss carryovers of $1,164,590, which do not expire. As of the fiscal year ended July 31, 2025, CCSB had no short-term capital loss carryovers and no long-term capital loss carryovers.

 NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for CCSO is $500 and CCSB is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

 NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

 NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

18

Report of Independent Registered Public Accounting Firm	Carbon Collective ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Carbon Collective ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Carbon Collective Climate Solutions U.S. Equity ETF and Carbon Collective Short Duration Green Bond ETF (the “Funds”), each a series of Tidal Trust II, as of July 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Carbon Collective Climate Solutions U.S. Equity ETF	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025 and 2024 and for the period from September 19, 2022 (commencement of operations) through July 31, 2023
Carbon Collective Short Duration Green Bond ETF	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from April 11, 2024 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

19

Other Non-Audited Information	Carbon Collective ETFs

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CCSO	100.00%
CCSB	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2025, were as follows:

CCSO	98.66%
CCSB	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended July 31, 2025, were as follows:

CCSO	0.00%
CCSB	2.18%

20

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2025

* Print the name and title of each signing officer under his or her signature.